Convertible notes payable	12 Months Ended
Dec. 31, 2025
Convertible notes payable
Convertible notes payable

21. Convertible notes payable

	As of December 31,
	2024	2025
	RMB’000	RMB’000

Liability component on initial recognition	10,011	12,922
Issuance of convertible notes	9,253	7,171
Interest accrued	839	1,164
Conversion to ADS	(7,499)	(15,972)
Exchange difference	318	108
Total	12,922	5,393

In July, 2024, the Company entered into a Securities Purchase Agreement pursuant to which the Company issued an unsecured convertible promissory note to Streeterville Capital, LLC. The Note has the original principal amount of US$1,123,750 and Investor gave consideration of US$1,000,000, reflecting original issue discount of US$113,750 and Investor’s fee of US$10,000. The Note bears interest at a rate of 8% per annum compounding daily. All outstanding principal and accrued interest on the Note mature twelve months from July 15, 2024, subject to extension at the holder’s discretion.

In October, 2024, the Company entered into a Securities Purchase Agreement pursuant to which the Company issued an unsecured convertible promissory note to Streeterville Capital, LLC. The Note has the original principal amount of US$162,500 and Investor gave consideration of US$150,000, reflecting original issue discount of US$7,500 and Investor’s fee of US$5,000. The Note bears interest at a rate of 8% per annum compounding daily. All outstanding principal and accrued interest on the Note mature nine months from October 25, 2024, subject to extension at the holder’s discretion.

In January, 2025, the Company entered into a Securities Purchase Agreement pursuant to which the Company issued an unsecured convertible promissory note to Streeterville Capital, LLC. The Note has the original principal amount of US$550,000 and Investor gave consideration of US$500,000, reflecting original issue discount and Investor’s fee of US$50,000. The Note bears interest at a rate of 8% per annum compounding daily. All outstanding principal and accrued interest on the Note mature nine months from January 21, 2025, subject to extension at the holder’s discretion.

In November, 2025, the Company entered into a Securities Purchase Agreement pursuant to which the Company issued an unsecured convertible promissory note to Streeterville Capital, LLC. The Note has the original principal amount of US$1,095,000 and Investor gave consideration of US$1,000,000, reflecting original issue discount and Investor’s fee of US$95,000. The Note bears interest at a rate of 8% per annum compounding daily. All outstanding principal and accrued interest on the Note matures nine months from November 19, 2025, subject to extension at the holder’s discretion.

The holder has the right, at any time after six months from the issuance date until settlement, to convert all or a portion of the outstanding balance into ADS of the Company, subject to the terms and conditions of the agreement. The Company may settle the outstanding balance through repayment in cash or through conversion in accordance with the contractual provisions.

In 2025, shares of the Company’s common stock totaling 34,564,920,000 were issued by the Company to the Investor equaling principal amounted to US$2.6 million, and the Notes balance was RMB5.4 million ($0.7 million).